Loans	12 Months Ended
Dec. 31, 2013
Loans [Abstract]
Loans

NOTE 7- LOANS

Most of the Bank’s lending activity is with clients primarily located within Sandusky County, Lucas Couny, Ottawa County, Wood County, Seneca County, and a portion of Huron County.  Credit concentrations, as determined using the North American Industry Classification System, that exceeded 5% of total loans at December 31, 2013 and 2012 include $34,892,000 and $25,067,000, respectively, to borrowers in the accommodation and food service industry. Credit concentrations that exceed 5% of total loans at December 31, 2012 included $16,828,000 to borrowers in the construction industry, $21,862,000 to borrowers in the manufacturing industry, and $14,544,000, to borrowers in the agriculture industry.

The construction industry concentration includes loans to residential and commercial contractors who construct or install roads, sewers, bridges, homes, hotels, motels, apartment or commercial buildings, electrical and plumbing infrastructure, and air comfort systems.  These loans are generally secured by real property, equipment, and receivables.  Repayment is expected from cash flow from providing such services.  The accommodation and food service industry concentration includes loans for the construction, purchase, and operation of hotels, restaurants, lounges, and campgrounds.  These loans are generally secured by real property and equipment.  Repayment is expected from cash flow from providing accommodations and food service to tourists, primarily visiting the Lake Erie region.  The manufacturing industry concentration includes loans to local manufacturers who produce goods for a wide variety of industries, including chemical, automotive, and food processing.  These loans are generally secured by real property, equipment, and receivables.  Repayment is expected from cash flows generated from these operations.

Commercial and agricultural operating loans are underwritten based on the Corporation’s examination of current and projected cash flows to determine the ability of the borrower to repay their obligations as agreed.  This underwriting standard includes the evaluation of cash flows of the borrower, underlying collateral, if applicable, and the borrower’s ability to manage its business activities.  The cash flows of borrowers and the collateral securing these loans may fluctuate in value after the initial evaluation.  A first priority lien on the general assets of the business normally secures these types of loans.  Loan-to-value limits vary and are dependent upon the nature and type of the underlying collateral and the financial strength of the borrower.  Crop and hail insurance is recommended for most agricultural borrowers.  Loans are generally guaranteed by the principal owner.  The Corporation’s commercial and agricultural operating loan lending is primarily in its market area.

Construction loans are underwritten utilizing independent appraisals, sensitivity analysis of absorption, vacancy and lease rates and financial analysis of the developers and property owners.  Construction loans are generally based upon estimates of costs and values associated with the completed project, and are subjective by nature.  Construction loans often involve the disbursement of funds with repayment substantially dependent on the success of the ultimate project.  These loans are closely monitored by on-site inspections and are considered to have higher risks than other real estate loans due to their ultimate repayment being sensitive to interest rate changes, general economic conditions, and the availability of long-term financing.  The Corporation generally requires guarantees on these loans.  The Corporation’s Construction loans are secured primarily by properties located in its primary market area.

The Corporation originates 1 to 4 family real estate and consumer loans utilizing credit reports to supplement the underwriting process.  The Corporation’s underwriting standards for 1 to 4 family loans are generally in accordance with FHLMC and FNMA underwriting guidelines.  Properties securing 1 to 4 four family real estate loans are appraised by appraisers who are independent of the loan origination function and have been approved by the Board of Directors.  The loan-to-value ratios normally do not exceed 80% without credit enhancements such as mortgage insurance.  The Corporation will lend up to 100% of the lesser of the appraised value or purchase price for conventional 1 to 4 family real estate loans, provided private mortgage insurance is obtained.  The underwriting standards for consumer loans include a determination of the applicant’s payment history on other debts and an assessment of their ability to meet existing obligations and payments on the proposed loan.  To monitor and manage loan risk, policies and procedures are developed, and modified as needed by management.  This activity, coupled with smaller loan amounts that are spread across many individual borrowers, minimizes risk.  Additionally, market conditions are reviewed by management on a regular basis.  The Corporation’s 1 to 4 family real estate loans are secured primarily by properties located in its primary market area.

The Corporation maintains an internal credit analysis department that reviews and validates the credit risk program on a periodic basis, as well as an external loan review performed annually or semi-annually.  Results of these reviews are presented to management and the Audit Committee of the Board of Directors.  The credit analysis and loan review processes compliment and reinforce the risk identification and assessment decisions made by lenders and credit personnel, as well as the Corporation’s policies and procedures.

Credit losses arising from the Bank’s lending experience in these industries compare favorably with the Bank’s loss experience on its loan portfolio as a whole.  Credit evaluation of construction industry and accommodation and food service industry lending is based on an evaluation of cash flow coverage of principal and interest payments and the adequacy of collateral received.

NOTE 7 - LOANS (CONTINUED)

The following presents the balances in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method as of December 31, 2013 and 2012 (dollars in thousands):

		Real Estate
2013	Commercial	Residential	Non -residential	Construction	Consumer	Credit card	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$0	$320	$117	$0	$0	$0	$437
Collectively evaluated for impairment	456	1,565	883	464	164	73	3,605
Total	$456	$1,885	$1,000	$464	$164	$73	$4,042

Loans:
Loans individually evaluated for impairment	$676	$2,644	$3,575	$0	$0	$0	$6,895
Loans acquired with deteriorated credit quality	102	639	2,432	0	0	0	3,173
Loans collectively evaluated for impairment	43,356	172,801	205,845	11,608	27,515	3,555	464,680
Total	$44,134	$176,084	$211,852	$11,608	$27,515	$3,555	$474,748

2012
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$6	$283	$247	$0	$0	$0	$536
Collectively evaluated for impairment	615	1,665	1,120	184	127	78	3,789
Total	$621	$1,948	$1,367	$184	$127	$78	$4,325

Loans:
Loans individually evaluated for impairment	$909	$2,642	$3,606	$0	$0	$0	$7,157
Loans collectively evaluated for impairment	34,394	125,610	132,331	3,635	15,234	2,916	314,120
Total	$35,303	$128,252	$135,937	$3,635	$15,234	$2,916	$321,277

Fixed-rate loans amounted to $163,891,000 at December 31, 2013 and $137,001,000 at December 31, 2012.

NOTE 7 - LOANS (CONTINUED)

The following represents loans individually evaluated for impairment by class of loans as of December 31, 2013 and 2012 (dollars in thousands):

	2013			2012
	Unpaid principal balance	Recorded investment	Allowance for loan losses allocated	Unpaid principal balance	Recorded investment	Allowance for loan losses allocated
With no related allowance recorded:
Commercial loans	$616	$616	$0	$771	$771	$0
Commercial overdraft LOC	60	60	0	61	61	0
Open-end home equity	140	140	0	177	177	0
1 – 4 family real estate
(1st mortgages)	972	949	0	1,110	1,103	0
1 – 4 family real estate
(Jr. mortgages)	8	8	0	14	14	0
Multifamily real estate	277	276	0	200	200	0
Non-farm/non-residential
real estate	1,460	1,299	0	788	638	0

With an allowance recorded:
Commercial loans	0	0	0	76	76	6
Open-end home equity	201	201	69	0	0	0
1 – 4 family real estate
(1st mortgages)	1,213	1,070	251	1,297	1,133	267
1 – 4 family real estate
(Jr. mortgages)	0	0	0	16	16	16
Non-farm/non-residential
real estate	2,276	2,276	117	2,968	2,968	247

Total	$7,223	$6,895	$437	$7,478	$7,157	$536

The following is additional information with respect to impaired loans for the years ended December 31, 2013, 2012 and 2011 (dollars in thousands):

	2013	2012	2011

Average investment in impaired loans	$7,139	$7,448	$9,425

Interest income recognized on impaired loans	$249	$306	$281

Interest income recognized on a cash basis on impaired loans	$33	$39	$33

No additional funds are committed to be advanced in connection with impaired loans.

NOTE 7 - LOANS (CONTINUED)

The following represents a summary of the number and recorded investments of TDRs occurring during the years ended December 31, 2013, 2012 and 2011:

	2013		2012		2011
	Number	Amount	Number	Amount	Number	Amount

Commercial loans	0	$0	2	$771	1	$54
Open-end home equity	1	130	2	134	0	0
1 – 4 family real estate (1st mortgage)	3	228	6	579	3	184
1 – 4 family real estate (Jr. mortgage)	0	0	2	15	0	0
Non-farm/non-residential real estate	3	399	0	0	4	607
Construction real estate	0	0	2	149	0	0

Total recorded investments	7	$757	14	$1,648	8	$845

The provision for loan losses relating to loans that were modified in troubled debt restructurings amounted to $54,000 in 2013, $33,000 in 2012, and $305,000 in 2011.

TDRs that occurred in 2013 involved seven loans and four overall borrowing relationships. One of these modifications involved advancing additional funds to pay real estate taxes, two involved modification and extension of loan payments, and one involved a re-appraisal and charge-down.

The following is a summary of the conditions and modifications for TDRs occurring during 2012:

•	Two of the modifications resulted in extending the maturity and a new amortization schedule.
•	Two modifications resulted in a reduced interest rate.
•	Two modifications had an independent source bring the loans current and agree to service the loans for a specified period of time.
•	Two modifications had a reduction of principal and interest resulting in a balloon payment at maturity.
•	One modification resulted in principal and interest being suspended for 11 months.
•	Two modifications resulted in interest only concessions for six and four month periods, respectively.
•	Two modifications resulted in reduced principal and interest payments for six and 12 months periods, respectively.
•	One modification resulted in the renewal of a line-of-credit in exchange for loan term changing from interest only to principal and interest during the renewal period.

For TDRs occurring during 2011, four of the loan modifications resulted in principal reductions.  Three of the multifamily real estate loans, to the same borrower, had a restructured rate.  The other multifamily real estate loan was placed in OREO.

The post-modification balances approximate the pre-modification balances.  The aggregate amount of charge-offs as a result of a restructuring are not significant.

There were no subsequent defaults on TDRs during the year ended December 31, 2012.

The Bank does not have material commitments to lend additional funds to borrowers with loans whose terms have been modified in TDRs or whose loans are on nonaccrual.

NOTE 7 - LOANS (CONTINUED)

The following presents the recorded investment in past due and non-accrual loans as of December 31, 2013 and 2012 by class of loans (dollars in thousands):

	Loans past due accruing interest
	30 – 89 days	90+ days	Total	Loans on non-accrual	Loans not past due or non-accrual	Total
2013

Agricultural loans	$0	$0	$0	$0	$4,348	$4,348
Commercial loans	104	0	104	188	36,993	37,285
Commercial overdraft LOC	0	0	0	0	1,033	1,033
Commercial non-profit/political
subdivisions	0	0	0	0	1,010	1,010
Open-end home equity	347	150	497	67	35,073	35,637
1 – 4 family real estate
(1st mortgages)	3,530	891	4,421	1,272	127,376	133,069
1 – 4 family real estate
(Jr. mortgages)	142	7	149	0	6,019	6,168
Multifamily real estate	0	0	0	276	32,776	33,052
Farm real estate	0	0	0	0	10,311	10,311
Non-farm/non-residential real estate	161	41	202	2,801	167,154	170,157
Construction real estate	0	0	0	0	11,608	11,608
Consumer loans – vehicle	270	12	282	0	13,255	13,537
Consumer overdraft LOC	6	1	7	0	299	306
Consumer loans:
Mobile home	24	0	24	0	1,935	1,959
Home Improvement	2	0	2	0	208	210
Other	137	21	158	0	11,345	11,503
MasterCard/VISA	69	37	106	0	3,449	3,555

Total	$4,792	$1,160	$5,952	$4,604	$464,192	$474,748

2012

Agricultural loans	$0	$0	$0	$0	$5,283	$5,283
Commercial loans	17	0	17	0	28,962	28,979
Commercial overdraft LOC	0	0	0	0	306	306
Commercial non-profit/political
subdivisions	0	0	0	0	733	733
Open-end home equity	234	154	388	26	25,528	25,942
1 – 4 family real estate
(1st mortgages)	1,885	770	2,655	1,595	89,838	94,088
1 – 4 family real estate
(Jr. mortgages)	141	38	179	16	7,828	8,023
Multifamily real estate	0	0	0	200	10,030	10,230
Farm real estate	0	0	0	0	9,554	9,554
Non-farm/non-residential real estate	389	0	389	916	115,049	116,354
Construction real estate	0	0	0	0	3,635	3,635
Consumer loans – vehicle	37	0	37	0	5,227	5,264
Consumer overdraft LOC	4	1	5	0	449	454
Consumer loans:
Mobile home	0	0	0	0	561	561
Home Improvement	0	0	0	0	220	220
Other	95	0	95	0	8,640	8,735
MasterCard/VISA	33	4	37	0	2,879	2,916

Total	$2,835	$967	$3,802	$2,753	$314,722	$321,277

NOTE 7 - LOANS (CONTINUED)

The Bank categorizes loans into risk categories based on relevant information about the ability of the borrowers to service their debt such as:  current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors.  The Bank uses the following definitions for risk ratings:

•

Special Mention – Loans classified special mention possess some credit deficiency or potential weakness that deserves close attention, but do not yet warrant substandard classification.  Such loans pose unwarranted financial risk that, if not corrected, could weaken the loan and increase risk of losses in the future.

•

Substandard – Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any.  Loans classified as substandard have well-defined weakness or weaknesses that jeopardize the liquidation of the debt.  They are categorized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.

•

Doubtful – Loans classified as doubtful have all of the weaknesses of those classified as substandard.  Additionally, however, these weaknesses make collection or liquidation in full based on existing conditions improbable.

Loans not meeting the criteria above that are analyzed individually as part of the above described process are considered to be pass rated loans. The following presents loans as of December 31, 2013 and 2012 that are collectively evaluated for impairment and are not considered to be impaired (dollars in thousands):

2013	Pass	Special mention	Sub-standard	Doubtful	Not Rated	Total

Agricultural loans	$4,348	$0	$0	$0	$0	$4,348
Commercial loans	36,379	160	28	0	0	36,567
Commercial overdraft LOC	0	0	0	0	973	973
Commercial non-profit/political subdivisions	1,010	0	0	0	0	1,010
Open-end home equity	34,561	400	278	0	0	35,239
1 – 4 family real estate (1st mortgages)	125,821	2,220	2,427	0	0	130,468
1 – 4 family real estate (Junior mortgages)	5,936	138	86	0	0	6,160
Multifamily real estate	30,457	0	2,319	0	0	32,776
Farm real estate	10,191	120	0	0	0	10,311
Non-farm/non-residential real estate	150,434	10,910	2,806	0	0	164,150
Construction real estate	11,608	0	0	0	0	11,608
Consumer loans – vehicle	13,425	65	47	0	0	13,537
Consumer overdraft LOC	0	0	0	0	306	306
Consumer loans:
Mobile home	1,951	0	8	0	0	1,959
Home Improvement	210	0	0	0	0	210
Other	11,224	248	31	0	0	11,503
MasterCard/VISA	0	0	0	0	3,555	3,555

Total	$437,555	$14,261	$8,030	$0	$4,834	$464,680

2012

Agricultural loans	$5,283	$0	$0	$0	$0	$5,283
Commercial loans	25,213	2,778	142	0	0	28,133
Commercial overdraft LOC				0	245	245
Commercial non-profit/political subdivisions	733	0	0	0	0	733
Open-end home equity	25,142	351	272	0	0	25,765
1 – 4 family real estate (1st mortgages)	88,183	1,635	2,034	0	0	91,852
1 – 4 family real estate (Junior mortgages)	7,662	54	277	0	0	7,993
Multifamily real estate	7,599	0	2,431	0	0	10,030
Farm real estate	9,509	45	0	0	0	9,554
Non-farm/non-residential real estate	96,184	14,344	2,219	0	0	112,747
Construction real estate	3,007	628	0	0	0	3,635
Consumer loans – vehicle	5,249	10	5	0	0	5,264
Consumer overdraft LOC	0	0	0	0	454	454
Consumer loans:
Mobile home	561	0	0	0	0	561
Home Improvement	220	0	0	0	0	220
Other	8,722	8	5	0	0	8,735
MasterCard/VISA	0	0	0	0	2,916	2,916

Total	$283,267	$19,853	$7,385	$0	$3,615	$314,120

NOTE 7 - LOANS (CONTINUED)

Certain directors and executive officers, including their immediate families and companies in which they are principal owners, are loan clients of the Bank.  Such loans are made in the ordinary course of business in accordance with the Bank’s normal lending policies, including the interest rate charged and collateralization, and do not represent more than a normal collection risk.  Such loans amounted to $1,398,000 and $739,000 at December 31, 2013 and 2012, respectively.

The following is a summary of activity during 2013, 2012 and 2011, with loan renewals included in additions and repayments (dollars in thousands):

	Balance at beginning	Additions	Repayments	Balance at end

2013	$739	$867	$208	$1,398

2012	$860	$229	$350	$739

2011	$756	$398	$294	$860

Additions for 2013 include $576,000 from new directors resulting from the business combination described in Note 3.